Cover	Sep. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2026
Entity File Number	000-51048
Entity Registrant Name	HyOrc Corporation
Entity Central Index Key	0001070789
Entity Tax Identification Number	91-1910791
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	3050 Post Oak Boulevard
Entity Address, Address Line Two	Suite 510-Q60
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	281
Local Phone Number	532 9034
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	false